Adoption of New and Revised Standards	12 Months Ended
Dec. 31, 2019
Disclosure of first-time adoption [text block] [Abstract]
Disclosure of first-time adoption [text block]
NOTE 4:	ADOPTION OF NEW AND REVISED STANDARDS

Initial application of IFRS 16 Leases:

Effective January 1, 2019, the company has applied IFRS 16 Leases (as issued by the IASB in January 2016).

IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces significant changes to lessee accounting by removing the distinction between operating and finance lease and requiring the recognition of a right-of-use asset and a lease liability at commencement for all leases, except for short-term leases and leases of low value assets when such recognition exemptions are adopted.

The company has applied IFRS 16 in accordance with the cumulative catch-up approach using the practical expedient of calculating the liability based on the present value of the outstanding rentals and discounted on the incremental borrowing rate at the date of transition. The right of use asset was then set to equal the liability.

In applying IFRS 16 for the first time, the Company used the following practical expedient permitted by the standard:

Appling a single discount rate to a portfolio of leases with reasonably similar characteristics;

Accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases;

The Company has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made by applying IAS-17 and IFRIC-4 to determining whether an arrangement contains a lease.

Through the end of the 2018 financial year, the leases of offices and vehicles by the Company were classified as operating leases and payments made were charged to profit or loss on a straight-line basis over the period of the lease.

From January 1, 2019, the leases are recognized as right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the relative liability and financial cost. The financial cost is charged to profit or loss under Financial Expenses over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments (including in-substance fixed payments) and variable lease payments which are based on an index or a rate. Variable lease payments were not significant for the period.

The lease payments are discounted using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The company re-measures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is re-measured by discounting the revised lease payments using a revised discount rate.

The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is re-measured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is re-measured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Right-of-use assets are measured at cost, being the amount of the initial measurement of the lease liability and are subsequently measured at cost less accumulated depreciation and impairment losses.

The company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.

Leases (Group as a lessee)

Disclosure required by IFRS 16

Right-of-use assets

	Offices	Vehicles	Total
Cost
Balance as of January 1, 2019	1,317	297	1,614
Deductions during the year	-	146	146

Balance as of December 31, 2019	1,317	151	1,468

Accumulated Depreciation

Balance as of January 1, 2019	-	-	-
Additions during the year	329	104	433
	329	104	433

Balance as of December 31, 2019	988	47	1,035

Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	286	13	299

The company leases include offices and vehicles under operating lease. The average lease term is 3 years.

Impact on the comprehensive loss for the year

		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	NIS	U.S. dollars

Interest expenses on lease liabilities	128	37
Expense relating to short-term leases	196	57
Depreciation of right-of-use asset	433	125

	757	219

Lease liabilities

		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	N I S	U.S. dollars

Non-current	677	196
Current	396	115

Total lease liabilities	1,073	311

Maturity analysis of lease liabilities

		Convenience
		translation (Note 2d)
	December 31,	December 31,
	2019	2019
	N I S	U.S. dollars

Year 1	435	126
Year 2	413	119
Year 3	320	93
Year 4	6	2

Total undiscounted cash payments	1,174	340